Shareholder Report, Average Annual Return (Details) 191165_Congress Large Cap Growth Fund_Retail Class_TSR Annual {Retail Class}	12 Months Ended	60 Months Ended	97 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Without Sales Load [Member] | Retail Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class (without sales charge)
Average Annual Return, Percent	18.48%	14.02%	15.60%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	17.64%	15.07%
Russell 1000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Total Return
Average Annual Return, Percent	30.52%	19.24%	19.38%